Current and Non-current Financial liabilities, net (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands								1 Months Ended			12 Months Ended
	Oct. 12, 2021	Aug. 12, 2021 shares	Jul. 02, 2021 USD ($)	Mar. 03, 2021 USD ($)	May 25, 2020 USD ($)	Apr. 03, 2020 USD ($)	Mar. 04, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 18, 2021 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($) shares	Aug. 15, 2021
Short-term Debt [Line Items]
Securities purchase agreement, description	(i) 150,000 shares of Class A common stock as a commitment fee, at closing date (ii) a first convertible note in the principal amount of $15 million, at closing date (iii) 1,000,000 Warrants to buy 1,000,000 Class A common shares with an exercise price of $20.00 per share, at closing date and five years as expiration date, (iv) a second convertible note in the principal amount of $10 million, issued on October 27, 2021, and (v) a third convertible note in the principal amount of $5 million, issued on November 12, 2021. In exchange for the issuances of the commitment Shares, the three convertible notes and the warrants, the Company received from the Note holder proceeds of $30 million.
Conversion price | $ / shares											$ 20.00
Redemption premium											$ 3,000,000
Warrants issued											$ 1,000,000
Fair value of warrant | $ / shares											$ 2.64
Risk free rate											1.08%	1.08%
volatility											48.00%	48.00%
Expected term											5 years	5 years
Shares issued | shares											30,720		97,908
Short term debt											$ 30,000
Convertible notes											4,186
Debt Instrument, Interest Rate, Effective Percentage														0.00%
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Gross proceeds								$ 2,010		$ 2,010
Secured Long Term Loan Net Twelve Seven [Member]
Short-term Debt [Line Items]
Proceeds from debt				$ 15,000
Maturity date				Dec. 01, 2023
Insurance premium				$ 2,783
4.5% Long-term loan [Member]
Short-term Debt [Line Items]
Repayment of debt											59	€ 190	$ 0
5.4% Long-Term Loan [Member]
Short-term Debt [Line Items]
Repayment of debt											216
Promissory Note Issued In 2021 [Member]
Short-term Debt [Line Items]
Issuance of shares | shares		500,000
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Legal fees											466
Cash											210
Issuance of shares amount											$ 256
Common Stock [Member]
Short-term Debt [Line Items]
Shares issued | shares											62,086		22,094
Fair value of stock | $ / shares											$ 10.65
Common Stock [Member]
Short-term Debt [Line Items]
Shares issued | shares											150,000
First Note [Member]
Short-term Debt [Line Items]
Conversion price | $ / shares											$ 10.00
Second Note [Member]
Short-term Debt [Line Items]
Conversion price | $ / shares											8.25
Third Note [Member]
Short-term Debt [Line Items]
Conversion price | $ / shares											$ 8.55
Two Unsecured Promissory Note [Member] | Promissory Note Issued In 2021 [Member]
Short-term Debt [Line Items]
Proceeds from debt			$ 5,000			$ 400	$ 400		$ 5,000
Two Promissory Note [Member]
Short-term Debt [Line Items]
Proceeds from debt					$ 2,000
Debt Instrument, Interest Rate, Effective Percentage					18.00%